Share warrant obligation	12 Months Ended
Dec. 31, 2021
Share warrant obligations
Share warrant obligations

24.   Share warrant obligations

Upon completion of the Transaction on August 26, 2021, each outstanding warrant to purchase Kismet's ordinary shares was converted into a warrant to acquire one ordinary share of the Company, at a price of US$11.50 per share. A total of 20,250,000 Kismet warrants were converted into 20,250,000 warrants of the Company, 13,500,000 of which are public and 6,750,000 of which are private.

As disclosed in Note 4, the fair value of Public Warrants, which are traded in active market is measured based on the quoted market prices.

	August 27,	December 31,
	2021	2021
Warrant price (US$)[2]	0.93	0.77

[2] Volume-weighted average price as at August 27, 2021, source: Bloomberg. The fair value of the warrant determined using Monte-Carlo simulation as at December 31, 2021.

The fair value of Private Warrants is determined using Level 3 inputs within the fair value hierarchy and is measured using Monte-Carlo simulation method along with Deferred Exchange Shares because of their potential dilution effect.

Key assumptions of the model:

	August 27, 2021	December 31, 2021
Risk free rate	forward USD overnight index swap (OIS) rates (curve 42)	forward USD overnight index swap (OIS) rates (curve 42)
Volatility	forward implied volatility rates based on volatilities of publicly traded peers	forward implied volatility rates based on volatilities of publicly traded peers
Starting share price	10.67	8.06
Expected warrant life (years)	5.0	4.7

The Company has recognized the following warrant obligations:

		Private
	Public Warrants	Warrants	Total
Balance at August 27, 2021	12,606	19,503	32,109
Fair value adjustment	(2,234)	(7,846)	(10,080)
Balance at December 31, 2021	10,372	11,657	22,029

The change in fair value of share warrant obligation is disclosed as a part of Net finance income in the statement of profit or loss and other comprehensive income.